GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 1.3%
----------------------------------------------------------------------
TMP Worldwide, Inc.(1)                        113,000      $ 1,033,950
----------------------------------------------------------------------
                                                           $ 1,033,950
----------------------------------------------------------------------
Aerospace and Defense -- 1.1%
----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                   17,500      $   845,250
----------------------------------------------------------------------
                                                           $   845,250
----------------------------------------------------------------------
Broadcasting -- 8.4%
----------------------------------------------------------------------
Comcast Corp. Class A(1)                       36,000      $ 1,011,240
Cumulus Media, Inc. Class A(1)                 42,500          627,300
EchoStar Communications, Class A(1)            40,000        1,053,200
USA Interactive, Inc.(1)                      131,800        3,233,054
Vivendi Universal SA ADR(2)                    50,000          694,000
----------------------------------------------------------------------
                                                           $ 6,618,794
----------------------------------------------------------------------
Chemicals -- 1.1%
----------------------------------------------------------------------
OM Group, Inc.                                100,000      $   846,000
----------------------------------------------------------------------
                                                           $   846,000
----------------------------------------------------------------------
Communications Equipment -- 1.1%
----------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                44,000      $   859,320
----------------------------------------------------------------------
                                                           $   859,320
----------------------------------------------------------------------
Computer Software & Services -- 2.7%
----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)        23,892      $ 1,677,218
JDA Software Group, Inc.(1)                    35,000          415,800
----------------------------------------------------------------------
                                                           $ 2,093,018
----------------------------------------------------------------------
Computers and Business Equipment -- 2.5%
----------------------------------------------------------------------
Drexler Technology Corp.(1)                    81,000      $ 1,134,000
Insight Enterprises, Inc.(1)                  104,000          792,480
----------------------------------------------------------------------
                                                           $ 1,926,480
----------------------------------------------------------------------
Diversified Manufacturing and Services -- 1.1%
----------------------------------------------------------------------
Tyco International Ltd.                        59,000      $   873,200
----------------------------------------------------------------------
                                                           $   873,200
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Drugs -- 15.7%
----------------------------------------------------------------------
aaiPharma, Inc.(1)                             43,500      $   944,820
American Pharmaceutical Partners,
Inc.(1)                                        85,600        1,566,480
Biovail Corp.(1)(2)                            97,000        3,608,400
Cephalon, Inc.(1)                              32,000        1,540,800
King Pharmaceuticals, Inc.(1)                  75,000        1,256,250
Taro Pharmaceutical Industries Ltd.(1)         63,000        2,313,360
Teva Pharmaceutical Industries Ltd.(2)         30,000        1,133,400
----------------------------------------------------------------------
                                                           $12,363,510
----------------------------------------------------------------------
Education -- 1.6%
----------------------------------------------------------------------
Apollo Group, Inc., Class A(1)                 28,000      $ 1,297,520
----------------------------------------------------------------------
                                                           $ 1,297,520
----------------------------------------------------------------------
Electronics - Instruments -- 0.9%
----------------------------------------------------------------------
Flextronics International Ltd.(1)              80,000      $   694,400
----------------------------------------------------------------------
                                                           $   694,400
----------------------------------------------------------------------
Entertainment -- 3.3%
----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)              185,000      $ 2,601,100
----------------------------------------------------------------------
                                                           $ 2,601,100
----------------------------------------------------------------------
Financial Services -- 1.5%
----------------------------------------------------------------------
IndyMac Bancorp, Inc.                          23,000      $   439,300
PMI Group, Inc.                                27,000          731,700
----------------------------------------------------------------------
                                                           $ 1,171,000
----------------------------------------------------------------------
Health Services -- 13.1%
----------------------------------------------------------------------
AdvancePCS(1)                                  32,000      $   893,760
American Healthways, Inc.(1)                   65,300        1,020,639
Cerner Corp.(1)                                16,000          531,520
IMS Health, Inc.                               41,020          615,300
Laboratory Corporation of America
Holdings(1)                                    37,000        1,027,490
MIM Corp.(1)                                  392,600        2,069,002
On Assignment, Inc.(1)                        138,500          559,540
PacifiCare Health Systems, Inc. Class
A(1)                                           34,149          737,618
United Surgical Partners International,
Inc.(1)                                       141,000        2,588,760
VistaCare Inc. Class A(1)                      16,000          246,400
----------------------------------------------------------------------
                                                           $10,290,029
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Insurance -- 3.5%
----------------------------------------------------------------------
Everest Re Group, Ltd.                         16,000      $   854,400
Kingsway Financial Services, Inc.(1)           62,100          650,187
Mercury General Corp.                          12,000          434,520
Progressive Corp.                              16,000          832,160
----------------------------------------------------------------------
                                                           $ 2,771,267
----------------------------------------------------------------------
Internet Services -- 7.4%
----------------------------------------------------------------------
Overture Services, Inc.(1)                    152,000      $ 2,419,840
Websense, Inc.(1)                              60,000          849,600
Yahoo!, Inc.(1)                               122,000        2,543,700
----------------------------------------------------------------------
                                                           $ 5,813,140
----------------------------------------------------------------------
Investment Services -- 3.2%
----------------------------------------------------------------------
Ameritrade Holding Corp.(1)                   450,000      $ 2,272,500
Chicago Mercantile Exchange                     5,000          215,250
----------------------------------------------------------------------
                                                           $ 2,487,750
----------------------------------------------------------------------
Medical Products -- 1.5%
----------------------------------------------------------------------
Cytyc Corp.(1)                                 62,000      $   789,260
Digene Corp.(1)                                24,300          403,137
----------------------------------------------------------------------
                                                           $ 1,192,397
----------------------------------------------------------------------
Mining -- 1.0%
----------------------------------------------------------------------
Newmont Mining Corp.                           30,000      $   819,900
----------------------------------------------------------------------
                                                           $   819,900
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.1%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                     200,000      $ 1,618,000
----------------------------------------------------------------------
                                                           $ 1,618,000
----------------------------------------------------------------------
Retail -- 7.1%
----------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)            40,000      $ 1,100,000
AnnTaylor Stores Corp.(1)                      46,000          892,400
Best Buy Co., Inc.(1)                          20,000          581,400
CarMax, Inc.(1)                                24,000          361,200
CSK Auto Corp.(1)                              25,000          219,000
Krispy Kreme Doughnuts, Inc.(1)                13,000          427,050
Linens 'n Things, Inc.(1)                      59,000        1,368,800
RONA, Inc.(1)(2)                               23,700          227,073
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Retail (continued)
----------------------------------------------------------------------
Tweeter Home Entertainment Group,
Inc.(1)                                        80,000      $   432,000
----------------------------------------------------------------------
                                                           $ 5,608,923
----------------------------------------------------------------------
Semiconductors -- 0.8%
----------------------------------------------------------------------
SIPEX Corp.(1)                                210,000      $   632,100
----------------------------------------------------------------------
                                                           $   632,100
----------------------------------------------------------------------
Software -- 1.8%
----------------------------------------------------------------------
BEA Systems, Inc.(1)                           45,000      $   437,400
Eidos PLC(1)(2)                               560,000        1,004,746
----------------------------------------------------------------------
                                                           $ 1,442,146
----------------------------------------------------------------------
Telecommunications - Equipment -- 2.6%
----------------------------------------------------------------------
Nokia Oyj ADR(2)                              152,000      $ 2,010,960
----------------------------------------------------------------------
                                                           $ 2,010,960
----------------------------------------------------------------------
Travel Services -- 7.8%
----------------------------------------------------------------------
Hotels.com Class A(1)                         136,500      $ 6,138,405
----------------------------------------------------------------------
                                                           $ 6,138,405
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $75,605,103)                           $74,048,559
----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 6.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Fannie Mae Discount Note, 1.31%, 3/3/03      $  4,839      $ 4,838,648
----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $4,838,648)                           $ 4,838,648
----------------------------------------------------------------------
Total Investments -- 100.4%
   (identified cost $80,443,751)                           $78,887,207
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%                   $  (311,854)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $78,575,353
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $80,443,751)         $78,887,207
Cash                                            1,505
Receivable for investments sold               949,828
Interest and dividends receivable               9,201
Prepaid expenses                                  191
-----------------------------------------------------
TOTAL ASSETS                              $79,847,932
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,258,843
Accrued expenses                               13,736
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,272,579
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $78,575,353
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $80,131,897
Net unrealized depreciation (computed on
   the basis of identified cost)           (1,556,544)
-----------------------------------------------------
TOTAL                                     $78,575,353
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $410)    $    43,172
Interest                                       17,642
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    60,814
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   268,024
Trustees' fees and expenses                     3,824
Custodian fee                                  33,901
Legal and accounting services                  19,317
Miscellaneous                                   3,616
-----------------------------------------------------
TOTAL EXPENSES                            $   328,682
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (267,868)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(8,260,424)
-----------------------------------------------------
NET REALIZED LOSS                         $(8,260,424)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,551,201
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,551,201
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(6,709,223)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(6,977,091)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (267,868) $      (494,855)
   Net realized loss                             (8,260,424)     (10,861,063)
   Net change in unrealized
      appreciation (depreciation)                 1,551,201      (16,323,265)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (6,977,091) $   (27,679,183)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      24,282,431  $    36,676,915
   Withdrawals                                  (28,529,248)     (41,664,990)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      (4,246,817) $    (4,988,075)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (11,223,908) $   (32,667,258)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      89,799,261  $   122,466,519
----------------------------------------------------------------------------
AT END OF PERIOD                          $      78,575,353  $    89,799,261
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    ------------------------------------------------------------
                                  (UNAUDITED)            2002        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                     0.77%(1)        0.75%        0.73%        0.72%        0.71%        0.71%
   Interest expense                         --(1)           --         0.04%        0.01%          --           --
   Net investment income
      (loss)                             (0.63)%(1)      (0.44)%      (0.20)%       0.16%        0.40%        0.73%
Portfolio Turnover                         100%            282%         301%         274%          34%          55%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (7.90)%        (23.66)%         --           --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $78,575         $89,799     $122,467     $183,553     $193,824     $180,258
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Growth Fund held approximately 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the six months ended February 28, 2003, the fee amounted to $268,024. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $84,305,084 and $92,846,629, respectively, for the six months ended February 28, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $75,605,103
    -----------------------------------------------------
    Gross unrealized appreciation             $ 6,949,992
    Gross unrealized depreciation              (8,506,536)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,556,544)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

 GROWTH PORTFOLIO

Officers

Duncan W. Richardson
President

Arieh Coll
Vice President and
Portfolio Manager

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant